TAXES - Schedule of reconciliation of the federal income tax rate to the effective tax rate (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Reconciliation Of The Federal Income Tax Rate To The Effective Tax Rate Abstract
U.S. federal statutory rate	21.00%	21.00%
State tax, net of federal tax benefit	4.40%	4.40%
Change in fair value of warrant liability	6.10%	(14.10%)
Change in fair value of debt	(29.80%)	(8.20%)
Non-deductible costs	(20.30%)
Return to provision adjustment	(9.90%)
Valuation allowance	(17.90%)	1.40%
Income tax provision	(46.40%)	4.50%